STOCK-BASED COMPENSATION PLANS - Liability and expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
STOCK-BASED COMPENSATION PLANS
Liability for all vested options under intrinsic value	$ 1.6	$ 1.9
Consolidated charge related to stock-based compensation	$ 3.0	$ 3.7	$ 3.0